Prepaid expenses and other current assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Prepaid expenses and other assets:
Prepaid expenses	$ 3,401	$ 6,618	$ 4,393
Accrued income	2,996	1,071	27
Income tax receivable	1,179	822	1,866
Value-added tax payment	38	59	155
Total	7,614	8,570	6,441
Other non-current assets:
Financial assets at fair value through profit or loss	417	1,285	1,392
Defined benefit plan	30	0	0
Long-term prepaid expenses	299	1,522	71
Other non-current assets	$ 746	$ 2,807	$ 1,463